Marketable Securities And Other Investments (Loss On Investments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	¥ 43,049	¥ 7,191
Available-for- sale, Gross unrealized holding losses, Less than 12 months	11,481	1,340
Available-for-sale, Fair value, 12 months or longer	3,382	11,663
Available-for- sale, Gross unrealized holding losses, 12 months or longer	1,157	1,963
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Fair value, Less than 12 months	983	9,234
Available-for- sale, Gross unrealized holding losses, Less than 12 months	320	532
Available-for-sale, Fair value, 12 months or longer	4,612	6,544
Available-for- sale, Gross unrealized holding losses, 12 months or longer	473	490
Held-to-maturity, Fair value, Less than 12 months	198	1,104
Held-to-maturity, Gross unrealized holding losses, Less than 12 months	2	2
Held-to-maturity, Fair value, 12 months or longer
Held-to-maturity, Gross unrealized holding losses, 12 months or longer